Promotional Accruals (Details) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jul. 02, 2011	Jun. 26, 2010	Jul. 02, 2011	Jun. 26, 2010
Promotional Accruals [Abstract]
Promotional and other sales force compensation expenses	$ 114.5	$ 98.5	$ 224.9	$ 199.9